Statements of cash flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (33,687,612)	$ (19,963,058)	$ (26,235,102)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,810,850	2,048,682	2,704,151
Change in valuation of warrant liability	3,158	(1,818,279)	(1,782,655)
Non-cash interest expense	6,048,580	204,422	225,730
Loss on extinguishment of debt	129,963
Share-based compensation expense	5,142,187	1,815,722	2,288,392
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,287,875)	2,250,089	2,452,430
Grant and collaboration receivables	229,962	75,698	230,315
Deposits and other assets	33,699	24,399	83,817
Accounts payable and accrued expenses	3,181,522	(4,748,005)	(6,025,483)
Other long-term liabilities	(262,432)	(68,432)	102,757
Deferred revenue	(13,800,984)	(16,711,980)	(21,972,143)
Net cash used in operating activities	(32,458,982)	(36,890,742)	(47,927,791)
Cash flows from investing activities
Purchases of fixed assets	(473,769)	(183,511)	(188,681)
Purchases of marketable securities	(139,730,579)
Maturities of marketable securities	6,507,547
Net cash used in investing activities	(133,696,801)	(183,511)	(188,681)
Cash flows from financing activities
Payments on long-term debt	(4,960,151)	(6,240,116)	(6,943,988)
Net proceeds from sale of Series One convertible preferred stock		29,354,752	29,354,752
Net proceeds from sale of Series Four convertible preferred stock	60,785,363
Net proceeds from initial public offering	131,649,688
Net cash provided by financing activities	187,474,900	23,114,636	22,410,764
Net (decrease) increase in cash and cash equivalents	21,319,117	(13,959,617)	(25,705,708)
Cash and cash equivalents, beginning of period	2,725,702	28,431,410	28,431,410
Cash and cash equivalents, end of period	24,044,819	14,471,793	2,725,702
Supplemental disclosure of cash information
Cash paid for interest	365,589	1,009,478	1,211,764
Supplemental disclosures of non-cash information related to investing and financing activities
Change in unrealized loss on marketable securities	(40,467)
Change in carry value of preferred securities resulting from recapitalization	$ 3,390,750	$ 159,576,282	$ 159,954,069